UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21341

Name of Fund: BlackRock Credit Allocation Income Trust I, Inc. (PSW)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Credit Allocation Income Trust I, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2010

Date of reporting period: 01/31/2010

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2010 (Unaudited)

BlackRock Credit Allocation Income Trust I, Inc. (PSW)
(Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)	Value
Communications Equipment — 0.7%
Brocade Communications Systems,
Inc., 6.88%, 1/15/20 (a)	$ 700	$ 714,000
Consumer Finance — 0.9%
Capital One Bank USA NA, 8.80%,
7/15/19	775	939,819
Diversified Financial Services — 1.8%
Bank of America Corp., 7.63%,
6/01/19	1,575	1,802,008
Diversified Telecommunication Services — 0.4%
Qwest Corp., 8.38%, 5/01/16	390	427,050
Food Products — 0.8%
Kraft Foods, Inc., 6.50%, 8/11/17	385	426,017
Kraft Foods, Inc., 6.13%, 8/23/18	390	419,101
		845,118
Health Care Providers & Services — 1.8%
Aetna, Inc., 6.75%, 12/15/37	800	898,763
UnitedHealth Group, Inc., 6.88%,
2/15/38	800	893,222
		1,791,985
Hotels, Restaurants & Leisure — 0.5%
Icahn Enterprises LP, 8.00%,
1/15/18 (a)	500	480,000
Insurance — 3.8%
Lincoln National Corp., 8.75%,
7/01/19	400	486,108
Lincoln National Corp., 6.25%,
2/15/20	800	826,156
Prudential Financial, Inc., 6.63%,
12/01/37	800	862,601
QBE Insurance Group Ltd., 9.75%,
3/14/14 (a)	1,484	1,695,181
		3,870,046
Machinery — 1.0%
Ingersoll-Rand Global Holding Co.
Ltd., 9.50%, 4/15/14	800	978,534
Media — 15.3%
COX Communications, Inc., 8.38%,
3/01/39 (a)	10,800	13,666,665
Comcast Corp., 6.30%, 11/15/17	800	884,266
UPC Germany GmbH, 8.13%,
12/01/17 (a)	240	242,400
Virgin Media Secured Finance Plc,
6.50%, 1/15/18 (a)	600	590,250
		15,383,581
Oil, Gas & Consumable Fuels — 1.0%
ONEOK Partners LP, 8.63%,
3/01/19	800	998,923
Paper & Forest Products — 2.2%
Georgia-Pacific LLC, 8.25%,
5/01/16 (a)	400	428,000

	Par
Corporate Bonds	(000)	Value
Paper & Forest Products (concluded)
International Paper Co., 7.50%,
8/15/21	$ 775 $	879,753
International Paper Co., 7.30%,
11/15/39	800	862,617
		2,170,370
Real Estate Investment Trusts (REITs) — 1.9%
AvalonBay Communities, Inc., 6.10%,
3/15/20	800	848,116
ERP Operating LP, 5.38%, 8/01/16	210	218,052
ERP Operating LP, 5.75%, 6/15/17	800	828,361
		1,894,529
Tobacco — 1.9%
Altria Group, Inc., 9.70%, 11/10/18	800	1,001,925
Altria Group, Inc., 9.25%, 8/06/19	775	954,230
		1,956,155
Wireless Telecommunication Services — 0.5%
Cricket Communications, Inc.,
7.75%, 5/15/16	155	155,969
Nextel Communications, Inc.,
Series E, 6.88%, 10/31/13	385	359,012
		514,981
Total Corporate Bonds – 34.5% 34,767,099
Preferred Securities
Capital Trusts
Building Products — 0.4%
C8 Capital SPV Ltd., 6.64% (a)(b)(c)	490	346,940
Capital Markets — 4.4%
Ameriprise Financial, Inc., 7.52%,
6/01/66 (b)	500	470,000
Lehman Brothers Holdings Capital
Trust V, 2.09% (c)(d)(e)	1,600	480
State Street Capital Trust III,
8.25% (b)(c)	725	741,892
State Street Capital Trust IV, 1.25%,
6/01/67 (b)	4,740	3,247,976
		4,460,348
Commercial Banks — 3.2%
Bank of Ireland Capital Funding II,
LP, 5.57% (a)(b)(c)	429	244,530
Bank of Ireland Capital Funding III,
LP, 6.11% (a)(b)(c)	740	421,800
Barclays Bank Plc, 5.93% (a)(b)(c)	500	418,750
First Empire Capital Trust II, 8.28%,
6/01/27	910	840,080
National City Preferred Capital
Trust I, 12.00% (b)(c)	300	341,478
SunTrust Preferred Capital I,
5.85% (b)(c)	135	92,475

BlackRock Credit Allocation Income Trust I, Inc. January 31, 2010 1

Schedule of Investments (continued)

BlackRock Credit Allocation Income Trust I, Inc. (PSW)
(Percentages shown are based on Net Assets)

	Par
Capital Trusts	(000)	Value
Commercial Banks (concluded)
USB Capital XIII Trust, 6.63%,
12/15/39	$ 825	$ 816,965
		3,176,078
Diversified Financial Services — 2.9%
Farm Credit Bank of Texas, Series 1,
7.56% (b)(c)	1,000	711,890
JPMorgan Chase Capital XXIII, 1.25%,
5/15/77 (b)(f)	3,085	2,160,441
		2,872,331
Electric Utilities — 0.4%
PPL Capital Funding, 6.70%,
3/30/67 (b)	500	437,500
Insurance — 10.7%
AXA SA, 6.38% (a)(b)(c)	1,000	811,250
Ace Capital Trust II, 9.70%, 4/01/30	500	592,267
The Allstate Corp., 6.50%,
5/15/67 (b)	500	467,500
Chubb Corp., 6.38%, 3/29/67 (b)(g)	500	480,000
Farmers Exchange Capital, 7.05%,
7/15/28 (a)	500	445,529
Genworth Financial, Inc., 6.15%,
11/15/66 (b)	750	528,750
Great West Life & Annuity Insurance
Co., 7.15%, 5/16/46 (a)(b)	500	445,000
Liberty Mutual Group, Inc., 10.75%,
6/15/88 (a)(b)	500	550,000
Lincoln National Corp., 7.00%,
5/17/66 (b)	500	418,750
MetLife, Inc., 6.40%, 12/15/66	500	440,000
Nationwide Life Global Funding I,
6.75%, 5/15/67	500	402,379
Progressive Corp., 6.70%,
6/15/67 (b)	500	460,000
Reinsurance Group of America,
6.75%, 12/15/65 (b)	700	620,620
The Travelers Cos., Inc., 6.25%,
3/15/67 (b)	500	470,178
ZFS Finance, 5.88%, 5/09/32 (a)(b)	146	124,729
ZFS Finance, 6.45%,
12/15/65 (a)(b)	1,800	1,620,000
ZFS Finance, 6.50%, 5/09/67 (a)(b)	1,097	976,330
Zenith National Insurance Capital
Trust I, 8.55%, 8/01/28 (a)	1,000	971,250
		10,824,532
Multi-Utilities — 1.4%
Dominion Resources Capital Trust I,
7.83%, 12/01/27 (f)	500	517,598
Dominion Resources, Inc., 7.50%,
6/30/66 (b)(f)	500	497,500
Puget Sound Energy, Inc., Series A,
6.97%, 6/01/67 (b)	475	423,852
		1,438,950
Oil, Gas & Consumable Fuels — 1.3%
Enterprise Products Operating LLC,
8.38%, 8/01/66 (b)	825	819,844

	Par
Capital Trusts	(000)	Value
Oil, Gas & Consumable Fuels (concluded)
TransCanada PipeLines Ltd., 6.35%,
5/15/67 (b)	$ 500 $	474,567
		1,294,411
Total Capital Trusts – 24.7% 24,851,090
Preferred Stocks	Shares
Commercial Banks — 9.0%
First Tennessee Bank NA,
3.75% (a)(b)	1,176	671,055
HSBC USA, Inc., Series D, 4.50%	35,000	809,900
HSBC USA, Inc., Series H, 6.50%	168,000	4,116,000
Provident Financial Group, Inc.,
7.75%	42,000	1,084,125
Royal Bank of Scotland Group Plc,
Series M, 6.40%	5,000	58,350
Santander Finance Preferred SA
Unipersonal, 10.50%	72,807	2,053,158
Santander Perpetual SA Unipersonal,
6.67% (a)(b)	250,000	237,058
		9,029,646
Diversified Financial Services — 2.5%
Cobank ACB, 7.00%	38,000	1,444,000
Falcons Funding Trust I, 8.88% (a)(b)	1,100	1,100,000
		2,544,000
Electric Utilities — 3.3%
Alabama Power Co., 6.50%	25,000	645,000
Entergy Arkansas, Inc., 6.45%	28,800	633,600
Entergy Louisiana LLC, 6.95%	22,650	2,043,054
		3,321,654
Insurance — 6.0%
Aspen Insurance Holdings Ltd.,
7.40%	55,000	1,221,000
Axis Capital Holdings Ltd., Series A,
7.25%	35,000	821,800
Axis Capital Holdings Ltd., Series B,
7.50%	9,000	781,594
Endurance Specialty Holdings Ltd.,
Series A, 7.75%	35,200	823,328
RenaissanceRe Holdings Ltd.,
Series D, 6.60%	110,000	2,380,400
		6,028,122
Real Estate Investment Trusts (REITs) — 7.7%
BRE Properties, Inc. Series D, 6.75%	10,000	222,100
First Industrial Realty Trust, Inc.,
7.07% (b)	610	265,350
HRPT Properties Trust, Series B,
8.75%	97,917	2,391,133
HRPT Properties Trust, Series C,
7.13%	125,000	2,576,250
iStar Financial, Inc., Series I, 7.50%	59,500	627,725
Public Storage, Series F, 6.45%	10,000	221,300
Public Storage, Series I, 7.25%	40,000	1,004,800

2 BlackRock Credit Allocation Income Trust I, Inc. January 31, 2010

Schedule of Investments (continued)

BlackRock Credit Allocation Income Trust I, Inc. (PSW)
(Percentages shown are based on Net Assets)

Preferred Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (concluded)
Public Storage, Series M, 6.63%	20,000 $	456,400
		7,765,058
Wireless Telecommunication Services — 2.8%
Centaur Funding Corp., 9.08%	2,720	2,825,400
Total Preferred Stocks – 31.3% 31,513,880
	Shares
Trust Preferreds	(000)
Consumer Finance — 2.2%
Capital One Capital II, 7.50%,
6/15/66	93	2,207,365
Diversified Financial Services — 0.7%
ING Groep NV, 7.20% (c)	35	684,950
Electric Utilities — 1.2%
PPL Energy Supply LLC, 7.00%,
7/15/46	49	1,264,256
Insurance — 2.9%
ABN AMRO North America Capital
Funding Trust II, 0.31% (a)(b)(c)	80	874,056
Lincoln National Capital VI, Series F,
6.75%, 9/11/52	90	2,046,600
		2,920,656
Total Trust Preferreds – 7.0%		7,077,227
Total Preferred Securities – 63.0%		63,442,197
Total Long-Term Investments
(Cost – $105,304,346) – 97.5%		98,209,296
Short-Term Securities	Shares
BlackRock Liquidity Funds,
TempFund, Institutional Class,
0.10% (h)(i)	43,987,082	43,987,082
Total Short-Term Securities
(Cost – $43,987,082) – 43.6%		43,987,082
Total Investments
(Cost – $149,291,428*) – 141.1%		142,196,378
Liabilities in Excess of Other Assets – (1.1)%		(1,188,053)
Preferred Shares, at Redemption Value – (40.0)%		(40,258,849)
Net Assets Applicable to Common Shares – 100.0% $		100,749,476

*	The cost and unrealized appreciation (depreciation) of investments as of
January 31, 2010, as computed for federal income tax purposes, were as follows:
	Aggregate cost				$ 149,317,210
	Gross unrealized appreciation				$ 3,763,220
	Gross unrealized depreciation					(10,884,052)
	Net unrealized depreciation				$ (7,120,832)
(a)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Security is perpetual in nature and has no stated maturity date.
(d)	Issuer filed for bankruptcy and/or is in default of interest payments.
(e)	Non-income producing security.
(f)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(g)	All or a portion of security has been pledged as collateral in connection with swaps.
(h)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
Net
	Affiliate				Activity	Income
BlackRock Liquidity Funds,
	TempFund, Institutional Class			$ 10,700,786		$ 19,561
(i)	Represents the current yield as of report date.
•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-
classifications for reporting ease.
•	Reverse repurchase agreements outstanding as of January 31, 2010 were as follows:
	Counter- Interest Trade		Maturity		Net Closing	Face
	party	Rate	Date	Date	Amount	Amount
Barclays
	Bank Plc	0.45%	1/20/10	2/22/10 $ 2,129,488 $		2,128,610
•	Financial futures contracts purchased as of January 31, 2010 were as follows:
Unrealized
			Expiration	Notional		Appreciation
	Contracts	Issue	Date	Value		(Depreciation)
	44	2-Year
U.S.
Treasury March
		Bond	2010	$ 9,557,035 $		24,653
	6	30-Year
U.S.
Treasury March
		Bond	2010	$ 717,377		(8,439)
	Total				$ 16,214

BlackRock Credit Allocation Income Trust I, Inc. January 31, 2010 3

BlackRock Credit Allocation Income Trust I, Inc. (PSW)
Schedule of Investments (concluded)

• Credit default swaps on single-name issuers – buy protection outstanding as of January 31, 2010 were as follows:
	Received		Notional
	Fixed	Counter-	Amount	Unrealized
Issuer	Rate	party	Expiration (000)	Depreciation
Nordstrom,	5.20% Deutsche		June
Inc.		Bank AG	2014 $ 1,000	$ (182,326)
• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to:
quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, repayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in
determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.
The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Fund’s investments:
			Investments in
Valuation Inputs				Securities
				Assets
Level 1
Long-Term Investments:
Preferred Stocks			$ 20,428,644
Trust Preferreds				6,203,171
Short-Term Securities				43,987,082
Total Level 1				70,618,897
Level 2
Long-Term Investments:
Capital Trusts				24,851,090
Corporate Bonds				34,767,099
Preferred Stocks				9,985,236
Trust Preferreds				874,056
Total Level 2				70,477,481
Level 3
Long-Term Investments:
Preferred Stocks				1,100,000
Total			$ 142,196,378

Valuation Inputs	Other Financial Instruments[1]
	Assets	Liabilities
Level 1	$ 24,653$		(8,439)
Level 2		-	(182,326)
Level 3		-	-
Total	$ 24,653$		(190,765)
[1]Other financial instruments are financial futures contracts and swaps.
Financial futures contracts and swaps are valued at the unrealized appreciation/depreciation on the instrument.
The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Investments in Securities
	Capital	Preferred
	Trusts	Stocks	Total
Balance, as of October 31,
2009	$ 576,450	--	$576,450
Accrued discounts/premiums	--	--	--
Realized gain (loss)	(156,053)	--	(156,053)
Change in unrealized
appreciation/depreciation[2]	332,191	--	332,191
Net purchases (sales)	(752,588)	--	(752,588)
Net transfers in/out Level 3	--	$1,100,000	1,100,000
Balance, as of January 31,
2010	-- $1,100,000		$1,100,000
[2] The change in unrealized appreciation/depreciation on securities still held at January 31, 2010 was $0.

BlackRock Credit Allocation Income Trust I, Inc. January 31, 2010 4

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Credit Allocation Income Trust I, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Credit Allocation Income Trust I, Inc.

Date: March 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Credit Allocation Income Trust I, Inc.

Date: March 19, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Credit Allocation Income Trust I, Inc.

Date: March 19, 2010